Taxation - Weighted Average of Tax Rates Applicable to Accounting Profits and Losses (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Profit before tax	£ 1,847	£ 1,720	£ 1,721
Tax at average applicable rates	(418)	(361)	(407)
Tax effect of share of results of joint ventures	10	8	7
Expenses not deductible for tax purposes	(3)	(24)	(15)
Non-deductible costs of share based remuneration	(1)	(1)	(1)
Non-deductible disposal-related gains and losses	4		(36)
Deferred tax assets of the period not recognised	(15)	(24)	(10)
Change in recognition of deferred tax assets or liabilities	12	(15)	16
Other adjustments in respect of prior periods	73	13	35
Exceptional tax credit		112	346
Tax expense	£ (338)	£ (292)	£ (65)
Tax at average applicable rates	22.60%	21.00%	23.60%
Tax effect of share of results of joint ventures	(0.50%)	(0.50%)	(0.40%)
Expenses not deductible for tax purposes	0.20%	1.40%	0.90%
Non-deductible costs of share based remuneration	0.10%	0.10%	0.10%
Non-deductible disposal-related gains and losses	(0.20%)	0.00%	2.10%
Deferred tax assets of the period not recognised	0.80%	1.40%	0.60%
Change in recognition of deferred tax assets or liabilities	(0.60%)	0.90%	(0.90%)
Other adjustments in respect of prior periods	(4.00%)	(0.80%)	(2.10%)
Exceptional tax credit		(6.50%)	(20.10%)
Tax expense	18.30%	17.00%	3.80%